Acquisitions, business combinations, investments (including debt securities), purchases of intangible assets, divestitures and sale of debt securities - Acquisitions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Acquisitions, business combinations, investments (including debt securities), purchases of intangible assets, divestitures and sale of debt securities
Acquisitions, investments and purchase of intangible assets, total purchase consideration	€ 104,621	€ 137,626	€ 745,500
Cash consideration, net of cash acquired	104,567	137,565	164,774
Assumed obligations and non-cash consideration	54	61	580,726
Acquisitions
Total acquisitions	231	3,203	570,200
Net cash paid for acquisitions	177	3,142	(10,526)
Assumed obligations and non-cash consideration	54	61	€ 580,726
Goodwill	231	€ 3,493
Amount of profit (loss) contributed by acquirees since acquisition date	53
Revenue of acquiree since acquisition date	482
Increase in assets as a result of business combinations	€ 231